Combined Prospectus	Sep. 30, 2024 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares (no par value)
Form Type	F-10
File Number	333-268499
Initial Effective Date	Nov. 21, 2022
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 139,982,000
Form Type	F-10
File Number	333-268499
Initial Effective Date	Nov. 21, 2022
Combined Prospectus Note
(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-268499),
which became effective on November 21, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of the Registrant as shall have an aggregate initial offering price not to exceed $500,000,000, of which $139,982,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining $139,982,000 of unsold securities from the Prior Registration Statement with an additional $960,018,000 of unallocated (universal) shelf to enable an aggregate $1,100,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the $139,982,000 of unsold securities which were previously registered on the Prior Registration Statement.